Investment Objectives and Goals - (Morgan Stanley Institutional Liquidity Funds)	Oct. 31, 2024
Government Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Treasury Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Treasury Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Treasury Securities Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.